Income taxes - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Income taxes
Changes in estimates related to prior years	€ (547)	€ (1,245)	€ (187)
Applicable tax rate	14.30%	14.30%	14.40%
Sportradar Group AG Switzerland
Income taxes
Applicable tax rate	14.30%	14.30%	14.40%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 2,300,000					€ 2,100,000
Switzerland
Income taxes
Applicable tax rate				14.50%	9.00%
Tax free set up					€ 1,948,000
Impairment of tax step-up	2,200	€ 3,000	€ 5,300
Deferred tax asset tax step up	€ 5,100